LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 852,642	$ 729,374
Additions	363,654	426,786
Depreciation	(458,210)	(314,479)
Translation differences	1,625	10,961
Balance	759,711	852,642
Head office rent (5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	381,564	545,213
Additions	1,508	4,085
Depreciation	(179,457)	(178,695)
Translation differences	1,625	10,961
Balance	205,240	381,564
Vehicles (3 & 4-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	229,412	66,618
Additions	208,538	231,864
Depreciation	(147,260)	(69,070)
Translation differences	0	0
Balance	290,690	229,412
Equipment (3-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	77,898	117,543
Additions	712	655
Depreciation	(40,300)	(40,300)
Translation differences	0	0
Balance	38,310	77,898
DeLamar office rent (3,7 and 5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	163,768	0
Additions	152,896	190,182
Depreciation	(91,193)	(26,414)
Translation differences	0	0
Balance	$ 225,471	$ 163,768